Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade payables	£ 173	£ 187
Accruals	684	711
Social security and other taxes	129	127
Other payables	422	407
Deferred income	2,071	2,000
Total	£ 3,479	£ 3,432